Related Parties - Other Related Party Transactions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Purchase of Residential Mortgage Loans Under Agreement
Related Party Transaction [Line Items]
Related party purchases		$ 22	$ 83
Purchased Assets from Apollo Residential Mortgage Inc.
Related Party Transaction [Line Items]
Related party purchases	$ 1,090
Short-term Loan to Consummate Merger
Related Party Transaction [Line Items]
Related party loans receivable	175
Purchased Apollo Residential Mortgage Inc. Shares
Related Party Transaction [Line Items]
Related party purchases	$ 20
Commitment to Purchase Apollo Commercial Real Estate Finance Inc. Stock
Related Party Transaction [Line Items]
Period following acquisition	30 days